Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Product Warranty Liability - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Product Warranty Liability [Abstract]
Warranty liability, beginning of period	$ 1,099	$ 177	$ 177
Reduction in liability (payments)	(216)		(220)
Increase in liability	272	298	1,142	$ 177
Warranty liability, end of period	$ 1,155	$ 475	$ 1,099	$ 177